                                             1933 Act Registration No.  33-60515
                                            1940 Act Registration No.  811-07279

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 12, 1997
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           (Registration No. 33-60515)
                       Pre-Effective Amendment No.
                                                   -------
                       Post-Effective Amendment No.   6
                                                   -------
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                          (Registration No. 811-07279)
                              Amendment No.    7
                                            -------
                        (Check appropriate box or boxes)

                             PIPER FUNDS INC. -- II
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

        Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
        ----------------------------------------------------------------
           (Address of Principal Executive Offices)         (Zip Code)

       Registrant's Telephone Number, Including Area Code:  (6l2) 342-6384
                                                            --------------

                                   Paul A. Dow
                      Piper Capital Management Incorporated
                               Piper Jaffray Tower
               222 South 9th Street, Minneapolis, Minnesota 55402
               ---------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

          immediately upon filing pursuant to paragraph (b) of rule 485
--------
           on (specify date) pursuant to paragraph (b) of rule 485
--------
           75 days after filing pursuant to paragraph (a) of rule 485, unless
-------- effectiveness is accelerated by the staff of the Securities and Exchange Commission

   X       on November 11, 1997 pursuant to paragraph (a) of rule 485
--------
           60 days after filing pursuant to paragraph (a) of rule 485
--------

     The Registrant has registered an indefinite number of its common shares pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended August 31, 1996 was filed on or about October 24, 1996 and a Rule 24f-2 Notice for the fiscal period ended September 30, 1996 was filed on November 26, 1996.

                             PIPER FUNDS INC. -- II

                       Registration Statement on Form N-1A

                           ---------------------------

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

                           --------------------------

     Item No.                           Prospectus Heading
     --------                           ------------------

1.   Cover Page...................      Cover Page (no caption)

2.   Synopsis.....................      Introduction; Fund Expenses

3.   Financial Highlights.........      Financial Highlights

4.   General Description of
       Registrant.................      Introduction; Investment Objectives and
                                        Policies

5.   Management of the Fund.......      Management

6.   Capital Stock and Other
       Securities.................      General Information; Introduction;
                                        Dividends and Distributions; Tax Status

7.   Purchase of Securities
       Being Offered..............      Distribution of Fund Shares;  How to
                                        Purchase Shares; Reducing Your Sales
                                        Charge; Special Purchase Plans;
                                        Valuation of Shares; Shareholder
                                        Services

8.   Redemption or Repurchase.....      How to Redeem Shares; Shareholder
                                        Services

9.   Pending Legal Proceedings....      General Information

                                        Statement of Additional Information
                                        Heading
                                        -----------------------------------

10.  Cover Page...................      Cover Page (no caption)

11.  Table of Contents............      Cover Page (no caption)

12.  General Information
       and History................      General Information; Pending Litigation

13.  Investment Objectives
       and Policies...............      Investment Policies and Restrictions

14.  Management of the Fund.......      Directors and Executive Officers

15.  Control Persons and Principal
       Holders of Securities......      Capital Stock and Ownership of Shares

16.  Investment Advisory and
       Other Services.............      Investment Advisory and Other Services

17.  Brokerage Allocation.........      Portfolio Transactions and Allocation of
                                        Brokerage

18.  Capital Stock and Other
       Securities.................      Capital Stock and Ownership of Shares

19.  Purchase, Redemption and
       Pricing of Securities
       Being Purchased............      Net Asset Value and Public Offering
                                        Price; Performance Comparisons; Purchase of Shares; Redemption of Shares

20.  Tax Status...................      Taxation

21.  Underwriters.................      Investment Advisory and Other Services;
                                        Portfolio Transactions and Allocation of
                                        Brokerage

22.  Calculations of
       Performance Data...........      Performance Comparisons

23.  Financial Statements.........      Financial Statements

                           Incorporation by Reference
                                       and
                                Explanatory Note


          Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 40 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on September 12, 1997. Such Prospectus combines two Registrants: one series of Piper Funds Inc.--II and two series of Piper Funds Inc.

          The Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 40 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on September 10, 1997. Such Part B also combines the same two
Registrants: one series of Piper Funds Inc.--II and two series of Piper Funds Inc. Post-Effective Amendment No. 40 was filed pursuant to Rule 485(a) to become effective on the same day as this Registration Statement.

     This Registration Statement contains the cover page, cross-reference sheet, Part C and signature page.

                                     PART C

                                OTHER INFORMATION

                    Adjustable Rate Mortgage Securities Fund

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a) Financial statements are incorporated by reference to the Registrants' Annual Reports previously filed with the Commission.

          (b)  Exhibits of Adjustable Rate Mortgage Securities Fund:

               1.1  Articles of Incorporation (1)
               1.2  Amendment to Articles of Incorporation (1)
               2    Bylaws (1)
               5    Investment Advisory and Management Agreement (2)
               6.1  Underwriting and Distribution Agreement (2)
               6.2  Dealer Agreement (2)
               8    Custody and Investment Accounting Agreement (2)
               9.1  Agency Agreement (2)
               9.2  Shareholder Account Servicing Agreement with Piper Jaffray
                    (5)
               10   Opinion and Consent of Dorsey & Whitney P.L.L.P. (2)
               11   Consent of KPMG Peat Marwick LLP (6)
               15   Plan of Distribution (1)
               16   Computation of Performance Quotations (3)
               25   Power of Attorney (4)

---------------
     (1) Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 33-58849.
     (2) Incorporated by reference to the initial Registration Statement of Piper Funds Inc.--II on Form N-1A filed June 23, 1995.
     (3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Piper Funds Inc.--II on Form N-1A filed September 5, 1995.
     (4) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) on Form N-1A filed with the Commission on November 25, 1996.
     (5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.
     (6)  To be filed by amendment.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANTS

     No person is directly or indirectly controlled by or under common control with the Registrants.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of _____________________________ , 1997, Adjustable Rate Mortgage
Securities Fund had __________________  record holders of common shares.

ITEM 27.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by
Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

     Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management -- Investment Adviser."

     The officers and directors of the Adviser and their titles are as follow:

          Name                                         Title
          ----                                         -----

     William H. Ellis                        President, Director and Chairman of
                                                 the Board
     Charles N. Hayssen                      Director
     Bruce C. Huber                          Director
     David E. Rosedahl                       Director
     Momchilo Vucenich                       Director
     Paul A. Dow                             Senior Vice President and
                                                  Chief Investment Officer
     Susan S. Miley                          Senior Vice President, General
                                             Counsel and Secretary
     Worth Bruntjen                          Senior Vice President
     Michael C. Derck                        Senior Vice President
     Richard W. Filippone                    Senior Vice President
     John J. Gibas                           Senior Vice President
     Marijo A. Goldstein                     Senior Vice President
     Mark R. Grotte                          Senior Vice President
     Jerry F. Gudmundson                     Senior Vice President
     Robert C. Hannah                        Senior Vice President
     Lynne Harrington                        Senior Vice President
     Kim Jenson                              Senior Vice President
     Lisa A. Kenyon                          Senior Vice President
     Thomas S. McGlinch                      Senior Vice President
     Curt D. McLeod                          Senior Vice President
     Steven V. Markusen                      Senior Vice President
     Paula Meyer                             Senior Vice President
     Robert H. Nelson                        Senior Vice President
     Gary Norstrem                           Senior Vice President
     Nancy S. Olsen                          Senior Vice President
     Ronald R. Reuss                         Senior Vice President
     Bruce D. Salvog                         Senior Vice President
     John K. Schonberg                       Senior Vice President
     Sandra K. Shrewsbury                    Senior Vice President
     David M. Steele                         Senior Vice President
     Robert H. Weidenhammer                  Senior Vice President
     John G. Wenker                          Senior Vice President
     Douglas J. White                        Senior Vice President
     Cynthia K. Castle                       Vice President
     Richard Daly                            Vice President
     Molly Destro                            Vice President
     Julie Deutz                             Vice President
     Joyce A. K. Halbe                       Vice President
     Joan L. Harrod                          Vice President
     Mary M. Hoyme                           Vice President
     Amy K. Johnson                          Vice President
     Russell J. Kappenman                    Vice President

     Kimberly F. Kaul                        Vice President
     John D. Kightlinger                     Vice President
     Wan-Chong Kung                          Vice President
     Steven Meyer                            Vice President
     Thomas Moore                            Vice President
     Chris Neuharth                          Vice President
     Paul D. Pearson                         Vice President
     Eric L. Siedband                        Vice President
     Catherine M. Stienstra                  Vice President
     Shaista Tajamal                         Vice President
     Jill A. Thompson                        Vice President
     Jane K. Welter                          Vice President
     Marcy K. Winson                         Vice President
     Fong P. Woo                             Vice President

     Principal occupations of Messrs. Ellis, Dow, Nelson and Ms. Miley are set forth in the Statement of Additional Information under the heading "Directors and Officers." MR. HAYSSEN is a Director of the Adviser and has been Chief Information Officer of Piper Jaffray Companies Inc. since January 1996 and a Managing Director of Piper Jaffray Inc. ("Piper Jaffray") since 1986, prior to which he was a Managing Director of Piper Jaffray Companies Inc. from 1987 to 1995, Chief Financial Officer of Piper Jaffray from 1988 to 1995, Chief Financial Officer of the Adviser from 1989 to 1995 and Chief Operating Officer
of the Adviser from 1994 to 1995.   MR. HUBER has been a Director of the Adviser
since 1985 and a Managing Director of Piper Jaffray since 1986. MR. ROSEDAHL is a Director of the Adviser and Managing Director and Secretary for Piper Jaffray and Managing Director, Secretary and General Counsel for Piper Jaffray Companies Inc. MR. VUCENICH has been a Director of the Adviser since 1994 and a Managing Director of Piper Jaffray Inc. since 1993.

     MR. BRUNTJEN has been a Senior Vice President of the Adviser since 1988. MR. DERCK has been a Vice President of the Adviser since November 1992, prior to which he had been a manager of Advisory Accounts Services with the Adviser since April 1992 and, before that, an Assistant Vice President at First Trust since 1976. MR. FILIPPONE has been a Senior Vice President of the Adviser since 1991. MR. GIBAS has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1987 to 1992. MS. GOLDSTEIN has been a Senior Vice President of the Adviser since 1993, prior to which she was a Vice President of the Adviser from 1991 to 1993. MR. GROTTE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1988 to 1992. MR. GUDMUNDSON has been a Senior Vice President of the Adviser since 1995, prior to which he was an Executive Vice President at Resource Capital Advisers from 1991 to 1995. MR. HANNAH has been a Senior Vice President of the Adviser since 1995, prior to which he was manager of Craig and Associates in Seattle, Washington from 1993 to 1994, and prior thereto, he was manager of Exvere in Seattle from January 1993 to August 1993 and a registered representative at Geneva in Irvine, California from 1991 to 1992. MS. HARRINGTON has been a Senior Vice President of the Adviser since 1995, prior to which she was a Managing Director at Piper Jaffray Inc. in the Public Finance Department. MS. KENYON has been a Senior Vice President of the Adviser since 1992, prior to which she had been a financial adviser for a private family in Los Angeles. MS. JENSON has been a Senior Vice President of the Adviser since 1996, prior to which she was a Managing Director at Piper Trust since 1991. MR. MCGLINCH has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1992 and, prior thereto, he had been a specialty products trader at FBS Investment Services from 1990 to 1992. MR. MCLEOD has been a Senior Vice President of the Adviser since 1995, prior to which he had been an analyst at the Adviser since 1988. MR. MARKUSEN has been a Senior Vice President of the Adviser since 1993, prior to which had been a senior vice president of Investment Advisers, Inc., in Minneapolis, Minnesota from 1989 to 1993. MS. MEYER has been a Senior Vice President of the Adviser since 1994, prior to which she had been a Vice President of Secura Insurance, Appleton, Wisconsin from 1988 to 1994. MR. NORSTREM has been a Senior Vice President of the Adviser since 1993, prior to which he was Treasurer of the City of Saint Paul, Minnesota for twenty-eight years. MS. OLSEN has been a Senior Vice President of the Adviser since 1991. MR. REUSS has been a Senior Vice President of the Adviser since 1989. MR. SALVOG has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1984 to 1992. MR. SCHONBERG has been a Senior Vice President of the Adviser since 1995, prior to which he was a Vice President of the Adviser from 1992 to 1995 and a portfolio manager for the Adviser since 1989. MS. SHREWSBURY has been a Senior Vice President of the Adviser since 1993, prior to which she had been a Managing Director of Piper Jaffray since 1992, and a Vice President of Piper Jaffray since 1990. MR. STEELE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1987 to 1992. MR. WEIDENHAMMER has been a Senior Vice President of the Adviser since 1991. MR. WENKER has been a Senior Vice President of the Adviser since 1993, prior to which he had been a Managing Director of Piper Jaffray from 1992 to 1993, and prior thereto, the Director of Revitalization Resources of the Minneapolis Community Development Agency from 1990 to 1992.
MR. WHITE has been a Senior Vice President of the Adviser since 1991.

     MS. CASTLE has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1990. MR. DALY has been a Vice President of the Adviser since 1992, prior to which he was an Assistant Vice President of the Piper Jaffray since 1990 and a broker with Piper Jaffray from 1987 to 1992. MS. DESTRO has been aVice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. DEUTZ has been a Vice President of the Adviser since September 1995, prior to which she was an Assistant Vice President at Daiwa Bank, Ltd. from 1992 to September 1995 and a manager of financial reporting at The Churchill Companies from 1991 to 1992.
MS. HALBE has been a Vice President of the Adviser since 1996, prior to which she was a Vice President at First Asset Management since 1990. MS. HARROD has been a Vice President of the Adviser since 1992 and has been a trader for the Adviser since 1989. MS. HOYME has been a Vice President of the Adviser since 1996, prior to which she had been a Vice President at First Asset Management since 1989. MS. JOHNSON has been aVice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MR.

KAPPENMAN has been a Vice President of the Adviser since 1991. MS. KAUL has been a Vice President and Director of Corporate Communications of the Adviser since 1991. MR. KIGHTLINGER has been a Vice President of the Adviser since 1991. MS. KUNG has been a Vice President of the Adviser since 1993, prior to which she had been a Senior Consultant at Cytrol Inc. from 1989 to 1992. MR. MEYER has been a Vice President of the Adviser since 1994 and manager of Systems Integration for the Adviser since 1991. MR. MOORE has been a Vice President of the Adviser since 1992, prior to which he was a Portfolio Manager at Alpine Capital Management from 1990 to 1992 and a broker at Hanifen Capital Management from 1990 to 1992. MR. NEUHARTH has been a Vice President of the Adviser since 1996, prior to which he had been a senior mortgage trader at FBS Mortgage since 1995, and prior thereto, a fixed income portfolio manager at Fortis Financial since 1987. MR. PEARSON has been a Vice President of the Adviser since 1995, prior to which he was Mutual Funds Accounting Manager of the Adviser from 1994 to 1995 and prior thereto, Director of Fund Operations at Norwest Bank, Minneapolis from 1992 to 1994. MR. SIEDBAND has been a Vice President of the Adviser since 1992. MS. STIENSTRA has been a Vice President of the Adviser since November 1995 and a municipal bond trader of the Adviser since June 1995, prior to which she was an assistant analyst of the Adviser from 1991 to 1994. MS. TAJAMAL has been a Vice President of the Adviser since 1995 and a portfolio manager of the Adviser since 1993, prior to which she was a money market analyst of the Adviser from 1990 to 1993. MS. THOMPSON has been a Vice President of the Adviser since 1994, prior to which she had been a Vice President at First Asset Management since 1991. MS. WELTER has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1993 and a mutual fund accountant with the Adviser from 1990 to 1993. MS. WINSON has been a Vice President of the Adviser since November 1993, prior to which she was an Assistant Vice President of the Adviser since March 1993 and an educator from 1990 to 1992. MR. WOO has been a Vice President of the Adviser since 1994, prior to which he was a municipal credit analyst of the Adviser since 1992 and a credit specialist at a commercial trading firm from 1991 to 1992.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Piper Jaffray Inc. acts as principal underwriter for the Registrant and also for three other open-end investment companies, Piper Funds Inc. -- II, the shares of which are currently offered in one series, Piper Institutional Funds Inc., the shares of which are currently offered in one series and Piper Global Funds Inc., the shares of which are currently offered in two series. Piper Jaffray has acted as principal underwriter in connection with the initial public offering of shares of 23 closed-end investment companies.

     (b) The name, positions and offices with Piper Jaffray Inc., and positions and offices with the Registrant of each director and officer of Piper Jaffray Inc. are as follow:

                             Positions and Offices         Positions and Offices
     Name                      with Underwriter              with Registrant

     ----                    ---------------------         ---------------------

Addison L. Piper             Chairman- Board of Directors        None
                             and Chief Executive Officer

Ralph W. Burnet              Member of the Board                 None
                             of Directors

William H. Ellis             Member of the Board                 None
                             of Directors

John L. McElroy, Jr.         Member of the Board                 None
                             of Directors

Kathy Halbreich              Member of the Board                 None
                             of Directors

Robert S. Slifka             Member of the Board                 None
                             of Directors

David Stanley                Member of the Board                 None
                             of Directors

James J. Bellus              Managing Director                   None

AnnDrea M. Benson            Managing Director and               None
                             General Counsel

Lloyd K. Benson              Managing Director                   None

Gary J. Blauer               Managing Director                   None

Karen M. Bohn                Managing Director                   None

Sean K. Boyea                Managing Director                   None

Ronald O. Braun              Managing Director                   None

Jay A. Brunkhorst            Managing Director                   None

Kenneth S. Cameranesi        Managing Director                   None

Stephen M. Carnes            Managing Director                   None

Joseph V. Caruso             Managing Director                   None

Antonio J. Cecin             Managing Director                   None

Joyce E. Chaney              Managing Director                   None

Kenneth P. Clark             Managing Director                   None

Linda A. Clark               Managing Director                   None

Stephen B. Clark             Managing Director                   None

David P. Crosby              Managing Director                   None

Mark A. Curran               Managing Director                   None

George S. Dahlman            Managing Director                   None

Jack C. Dillingham           Managing Director                   None

Mark T. Donahoe              Managing Director                   None

Darci L. Doneff              Managing Director                   None

Andrew S. Duff               Managing Director                   None

Andrew W. Dunleavy           Managing Director                   None

Richard A. Edstrom           Managing Director                   None

Fred R. Eoff, Jr.            Managing Director                   None

Richard D. Estenson          Managing Director                   None

Francis E. Fairman IV        Managing Director                   None

John R. Farrish              Managing Director                   None

G. Richard Ferguson          Managing Director                   None

Paul Ferry                   Managing Director                   None

Mark E. Fisler               Managing Director                   None

Michael W. Follett           Managing Director                   None

Daniel P. Gallaher           Managing Director                   None

Peter M. Gill                Managing Director                   None

Kevin D. Grahek              Managing Director                   None

Paul D. Grangaard            Managing Director                   None

James S. Harrington          Managing Director                   None

Charles N. Hayssen           Managing Director                   None

William P. Henderson         Managing Director                   None

Allan F. Hickok              Managing Director                   None

Richard L. Hines             Managing Director                   None

David B. Holden              Managing Director                   None

Charles E. Howell            Managing Director                   None

Bruce C. Huber               Managing Director                   None

Elizabeth A. Huey            Managing Director                   None

John R. Jacobs               Managing Director                   None

Earl L. Johnson              Managing Director                   None

Richard L. Johnson           Managing Director                   None

Nicholas P. Karos            Managing Director                   None

Paul P. Karos                Managing Director                   None

Richard G. Kiss              Managing Director                   None

Gordon E. Knudsvig           Managing Director                   None

Jerome P. Kohl               Managing Director                   None

Eric W. Larson               Managing Director                   None

Dan L. Lastavich             Managing Director                   None

Robert J. Magnuson           Managing Director                   None

Robert E. Mapes              Managing Director                   None

Peter T. Mavroulis           Managing Director                   None

Michael P. McMahon           Managing Director                   None

G. Terry McNellis            Managing Director                   None

Thomas A. Medlin             Managing Director                   None

Darryl L. Meyers             Managing Director                   None

Joseph E. Meyers             Managing Director                   None

John V. Miller               Managing Director                   None

Dennis V. Mitchell           Managing Director                   None

Edward P. Nicoski            Managing Director                   None

Barry J. Nordstrand          Managing Director                   None

Benjamin S. Oehler           Managing Director                   None

Brooks G. O'Neil             Managing Director                   None

John P. O'Neill              Managing Director                   None

John Otterlei                Managing Director                   None

Robin C. Pfister             Managing Director                   None

Laurence S. Podobinski       Managing Director                   None

Steven J. Proeschel          Managing Director                   None

Rex W. Ramsay                Managing Director                   None

Brian J. Ranallo             Managing Director                   None

Roger W. Redmond             Managing Director                   None

Robert P. Rinek              Managing Director                   None

Wesley L. Ringo              Managing Director                   None

Jim M. Roane                 Managing Director                   None

Deborah K. Roesler           Managing Director                   None

Russ E. Rogers               Managing Director                   None

David E. Rosedahl            Managing Director                   None
                             and Secretary

Terry D. Sandven             Managing Director                   None

Thomas P. Schnettler         Managing Director                   None

Steven R. Schroll            Managing Director                   None

Joyce Nelson Schuette        Managing Director                   None

Lawrence M. Schwartz, Jr.    Managing Director                   None

Morton D. Silverman          Managing Director                   None

Linda E. Singer              Managing Director                   None

David P. Sirianni            Managing Director                   None

Arch C. Smith                Managing Director                   None

Robert L. Sonnek             Managing Director                   None

Thomas E. Stanberry          Managing Director                   None

DeLos V. Steenson            Managing Director                   None

D. Greg Sundberg             Managing Director                   None

Robert D. Swerdling          Managing Director                   None

William H. Teeter            Managing Director                   None

Ann C. Tillotson             Managing Director                   None

Marie Uhrich                 Managing Director                   None

Momchilo Vucenich            Managing Director                   None

Charles M. Webster, Jr.      Managing Director                   None

Darrell L. Westby            Managing Director                   None

David R. Westcott            Managing Director                   None

Douglas R. Whitaker          Managing Director                   None

James H. Wilford             Managing Director                   None

Stephen W. Woodard           Managing Director                   None

Mark Wren                    Managing Director                   None

Saul Yaari                   Managing Director                   None

Beverly J. Zimmer            Managing Director                   None

The principal business address of each of the individuals listed above is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrants at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804, except that the physical possession of certain accounts, books and other documents related to the custody of the Registrants' securities is maintained by Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri 64105.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) Each recipient of a prospectus of any series of the Registrants may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrants without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 12th day of September 1997.

                                       PIPER FUNDS INC.--II
                                       (Registrant)


                                       By    /s/ Paul A. Dow
                                         -----------------------------------
                                                 Paul A. Dow
                                                 President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul A. Dow               President (principal     September 12, 1997
--------------------------    executive officer)
Paul A. Dow


/s/ Robert H. Nelson          Treasurer (principal     September 12, 1997
--------------------------    financial and
Robert H. Nelson              accounting officer)

David T. Bennett*             Director

Jaye F. Dyer*                 Director

William H. Ellis*             Director

Karol D. Emmerich*            Director

Luella G. Goldberg*           Director

David A. Hughey*              Director

George Latimer*               Director

*By /s/ William H. Ellis                               September 12, 1997
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     William H. Ellis,
     Attorney-in-Fact